Pioneer Real
Estate Shares

Schedule of Investments | September 30, 2021

Ticker Symbols: Class A PWREX Class C PCREX Class Y PYREX

Schedule of Investments | 9/30/21 (unaudited)

Shares			Value
		UNAFFILIATED ISSUERS - 99.9%
		COMMON STOCKS - 99.9% of Net Assets
		Equity Real Estate Investment Trusts (REITs) - 97.5%
8,186		Agree Realty Corp.	$542,159
13,568		Alexandria Real Estate Equities, Inc.	2,592,438
59,556		American Homes 4 Rent	2,270,275
1,597		American Tower Corp.	423,860
8,263		AvalonBay Communities, Inc.	1,831,411
79,086		Brixmor Property Group, Inc.	1,748,591
32,279		Broadstone Net Lease, Inc.	800,842
12,250		Camden Property Trust	1,806,507
58,987	(a)	CorePoint Lodging, Inc.	914,299
9,883		Cousins Properties, Inc.	368,537
19,055		EastGroup Properties, Inc.	3,175,135
8,089		Equinix, Inc.	6,391,362
24,234		Equity LifeStyle Properties, Inc.	1,892,675
37,230		Essential Properties Realty Trust, Inc.	1,039,462
17,983		Extra Space Storage, Inc.	3,020,964
25,028		First Industrial Realty Trust, Inc.	1,303,458
18,843		Healthcare Trust of America, Inc.	558,883
63,922		Independence Realty Trust, Inc.	1,300,813
15,151		Innovative Industrial Properties, Inc.	3,502,457
22,907		Iron Mountain, Inc.	995,309
70,965		Kimco Realty Corp.	1,472,524
14,737		Life Storage, Inc.	1,690,923
124,552		Macerich Co.	2,081,264
14,658		Mid-America Apartment Communities, Inc.	2,737,382
66,544		National Storage Affiliates Trust	3,512,858
26,623		NETSTREIT Corp.	629,634
19,162		NexPoint Residential Trust, Inc.	1,185,745
43,095	(a)	Park Hotels & Resorts, Inc.	824,838
54,294		Prologis, Inc.	6,810,096
102,848		Retail Properties of America, Inc.	1,324,682
51,259		Retail Value, Inc.	1,349,649
7,606		Rexford Industrial Realty, Inc.	431,641
9,304	(a)	Ryman Hospitality Properties, Inc.	778,745
2,687		Safehold, Inc.	193,168
32,874		Simon Property Group, Inc.	4,272,634
49,496		SITE Centers Corp.	764,218
14,858		SL Green Realty Corp.	1,052,541
14,813		STAG Industrial, Inc.	581,410
13,521		Sun Communities, Inc.	2,502,737
50,679		UDR, Inc., Class REIT	2,684,973
32,090		Welltower, Inc.	2,644,216
		Total Equity Real Estate Investment Trusts (REITs)	$76,005,315
		Real Estate Management & Development - 2.4%
21,380		eXp World Holdings, Inc.	$850,282
2,041	(a)	Jones Lang LaSalle, Inc.	506,352
34,623		Newmark Group, Inc.	495,455
		Total Real Estate Management & Development	$1,852,089
		TOTAL COMMON STOCKS
		(Cost $58,305,514)	$77,857,404
		TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.9%
		(Cost $58,305,514)	$77,857,404
		OTHER ASSETS AND LIABILITIES - 0.1%	$116,340
		NET ASSETS - 100.0%	$77,973,744

REIT	Real Estate Investment Trust.

(a)	Non-income producing security.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of September 30, 2021, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$ 77,857,404	$ –	$ –	$ 77,857,404
Total Investments in Securities	$ 77,857,404	$ –	$ –	$ 77,857,404

For the nine months ended September 30, 2021, there were no transfers in or out of Level 3.

Pioneer Real Estate Shares | 9/30/21